Share-Based Compensation - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding as of January 1, 2021	224,528
Granted	268,006
Exercised	(37,606)	(152,410)	(201,630)
Forfeited or expired	(20,960)
Outstanding as of December 31, 2021	433,968	224,528
Exercisable as of December 31, 2021	154,661
Weighted-Average Exercise Price
Outstanding as of January 1, 2021	¥ 505.33
Granted	420.41
Exercised	291.73
Forfeited or expired	431.31
Outstanding as of December 31, 2021	474.97	¥ 505.33
Exercisable as of December 31, 2021	¥ 319.84
Weighted-Average Remaining Contractual Term
Outstanding balance	7 years 10 months 24 days	5 years 6 months
Exercisable as of December 31, 2021	5 years 4 months 24 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2021	¥ 17,848
Outstanding as of December 31, 2021	18,389	¥ 17,848
Exercisable as of December 31, 2021	¥ 3,663